PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - IMPACT OF ADOPTION (Details) - IFRS 16	Dec. 31, 2018
Maximum
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.90%
Minimum
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.35%